Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income taxes
The components of net loss from continuing operations before income taxes are presented below:

	Years Ended December 31,
	2015	2014	2013
United States	$(1,662.5)	$(595.1)	$(170.3)
Foreign	(31.7)	100.2	27.0
Net loss from continuing operations before income tax benefit	$(1,694.2)	$(494.9)	$(143.3)

Schedule of components of the provision for income taxes
The components of income tax benefit are presented below:

	Years Ended December 31,
	2015	2014	2013
Current
U.S. Federal	$(24.6)	$(14.4)	$—
U.S. State	(0.8)	0.3	(0.6)
Foreign	36.4	17.8	13.6
Total	11.0	3.7	13.0
Deferred
U.S. Federal	(287.4)	(234.6)	(119.1)
U.S. State	(22.0)	(21.2)	(9.4)
Foreign	(1.5)	(8.5)	(2.2)
Total	(310.9)	(264.3)	(130.7)
Total income tax benefit	$(299.9)	$(260.6)	$(117.7)

Schedule of reconciliation of the U.S. federal statutory tax rate to the actual tax rate
The reconciliation of the U.S. federal statutory tax rate to the actual tax rate is presented below:

	Years Ended December 31,
	2015	2014	2013
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal benefit	1.4%	4.3%	6.9%
Federal benefit of R&D and AMT credits, net	0.1%	2.0%	0.5%
Foreign earnings at lower rates than U.S. federal rate	0.2%	(0.5)%	(1.4)%
Federal impact of U.S. permanent differences	(0.1)%	(3.2)%	(8.8)%
Impact of goodwill impairments	(19.4)%	—%	—%
Valuation allowance adjustments	0.7%	13.2%	47.7%
Other	(0.2)%	1.8%	2.2%
Effective income tax rate	17.7%	52.6%	82.1%

Schedule of deferred income taxes
The deferred income tax balances are established using the enacted statutory tax rates and are adjusted for changes in such rates in the period of change.

	December 31,
	2015	2014
Deferred tax assets:
Inventory valuation	$17.6	$25.2
Reserves and other accrued expenses	61.4	70.1
Compensation not currently deductible	3.9	15.2
Employee pension benefit included in other comprehensive (loss) income	3.2	5.6
Unrealized losses and income from derivative financial instruments included in other comprehensive (loss) income	4.6	0.6
Stock-based compensation	7.7	10.5
Net operating loss carry forwards	494.6	403.3
Tax credit carry forwards	45.0	40.4
Valuation allowance	(95.6)	(107.3)
Realizable deferred tax assets	542.4	463.6
Deferred tax liabilities:
Deferred costs and prepaid expenses	(31.9)	(41.1)
Differences in financial reporting and tax basis for:
Property and equipment	(8.2)	(84.3)
Identifiable intangible assets	(709.8)	(880.1)
Total deferred tax liabilities	(749.9)	(1,005.5)
Net deferred tax liabilities on balance sheet	(207.5)	(541.9)
Reported As:
Current deferred tax assets	—	—
Non-current deferred tax assets	20.7	20.4
Current deferred tax liabilities	—	—
Non-current deferred tax liabilities	(228.2)	(562.3)
Net deferred tax liabilities on the balance sheet	$(207.5)	$(541.9)

Schedule of unrecognized tax benefits
The Company had the following activity for unrecognized tax benefits:

	Year Ended December 31,
	2015	2014	2013
Balance at beginning of period	$13.9	$8.1	$1.8
Tax positions related to current year additions	2.0	0.5	—
Additions for tax positions of prior years	2.4	—	7.2
Tax positions related to prior years reductions	(3.0)	(3.5)	(0.8)
Reductions due to lapse of statute of limitations on tax positions	(0.1)	—	(0.1)
Current year acquisitions	—	9.8	—
Settlements	(4.4)	(1.0)	—
Balance at end of period	$10.8	$13.9	$8.1